Organization and Principal Activities (Details) - Schedule of Financial Information of the Consolidated VIE and its Subsidiaries - VIE [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents		¥ 115,322	$ 16,243	¥ 114,478
Accounts receivable, net		198,709	27,988	165,419
Prepaid expenses and other current assets		65,751	9,261	101,684
Amounts due from inter-companies	[1]	173,545	24,443	143,968
Total current assets		553,327	77,935	526,601
Non-current assets
Property and equipment, net		1,356	191	1,871
Intangible assets, net		412,008	58,030	418,893
Goodwill		172,781	24,336	172,781
Deferred tax assets		6,135	864	3,649
Long term deposits and other assets		671	95	874
Long term investments		380,869	53,644	381,279
Right of use assets-operating lease		12,157	1,712	19,209
Total non-current assets		985,977	138,872	998,556
TOTAL ASSETS		1,539,304	216,807	1,525,157
Current liabilities
Accounts payable		53,545	7,543	80,564
Deferred revenue		81,503	11,479	62,567
Accrued salary and employee benefits		10,397	1,464	7,942
Accrued expenses and other current liabilities		11,300	1,592	7,014
Income tax payable		10,530	1,483	12,538
Amounts due to inter-companies	[1]	424,856	59,840	389,400
Current portion of contingent consideration – earn-out liability				4,336
Lease liability-operating lease -current		7,974	1,123	7,174
Total current liabilities		600,105	84,524	571,535
Non-current liabilities
Deferred tax liabilities		59,818	8,425	61,236
Lease liabilities-operating lease -non-current		4,798	676	12,773
Total non-current liabilities		64,616	9,101	74,009
TOTAL LIABILITIES		¥ 664,721	$ 93,625	645,544
Related Party [Member]
Current assets
Amounts due from related parties				¥ 1,052

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.